Loans - Amortized Cost of Collateral-dependent Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collateral-dependent Loans by Class [Abstract]
Loans	$ 3,465,352	$ 2,905,045
Allowance for Credit Losses	52,435	47,252	$ 35,429	$ 26,148
Accrued interest excluded from total	10,009	6,836
Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	10,553	2,795
Accrued interest excluded from total	40	0
Other
Collateral-dependent Loans by Class [Abstract]
Loans	1,764	516
Accrued interest excluded from total	6	1
Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	2,074	635
Commercial
Collateral-dependent Loans by Class [Abstract]
Loans	1,466,853	1,203,581
Allowance for Credit Losses	13,817	11,519	7,401	7,922
Accrued interest excluded from total	4,409	2,538
Commercial | Commercial and industrial
Collateral-dependent Loans by Class [Abstract]
Loans	732,463	593,112
Accrued interest excluded from total	2,046	1,373
Commercial | Commercial and industrial | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	748	80
Commercial | Commercial and industrial | Other
Collateral-dependent Loans by Class [Abstract]
Loans	1,309	245
Commercial | Commercial and industrial | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	197	51
Commercial | Commercial real estate
Collateral-dependent Loans by Class [Abstract]
Loans	734,390	610,469
Accrued interest excluded from total	2,363	1,165
Commercial | Commercial real estate | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	7,329	84
Commercial | Commercial real estate | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	1,243	19
Mortgage
Collateral-dependent Loans by Class [Abstract]
Loans	1,368,409	1,139,659
Allowance for Credit Losses	21,633	19,221	6,998	8,216
Accrued interest excluded from total	4,116	2,998
Mortgage | 1-4 family owner occupied - jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	752,563	541,023
Accrued interest excluded from total	1,892	1,290
Mortgage | 1-4 family owner occupied - jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	607
Mortgage | 1-4 family owner occupied - jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	285,632	266,410
Accrued interest excluded from total	953	798
Mortgage | 1-4 family owner occupied - non-jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	1,721	940
Mortgage | 1-4 family owner occupied - non-jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	229	286
Mortgage | 1-4 family non-owner occupied
Collateral-dependent Loans by Class [Abstract]
Loans	183,100	194,852
Accrued interest excluded from total	558	513
Mortgage | 1-4 family non-owner occupied | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	233	477
Mortgage | 1-4 family non-owner occupied | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family non-owner occupied | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	29	72
Mortgage | 1-4 family - 2nd lien
Collateral-dependent Loans by Class [Abstract]
Loans	105,277	88,729
Accrued interest excluded from total	588	283
Mortgage | 1-4 family - 2nd lien | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	368	370
Mortgage | 1-4 family - 2nd lien | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family - 2nd lien | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	203	67
Mortgage | Resort lending
Collateral-dependent Loans by Class [Abstract]
Loans	41,837	48,645
Accrued interest excluded from total	125	114
Mortgage | Resort lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	148	237
Mortgage | Resort lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | Resort lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	14	42
Installment
Collateral-dependent Loans by Class [Abstract]
Loans	630,090	561,805
Allowance for Credit Losses	4,290	3,749	$ 1,112	$ 1,283
Accrued interest excluded from total	1,484	1,300
Installment | Boat lending
Collateral-dependent Loans by Class [Abstract]
Loans	252,965	228,140
Accrued interest excluded from total	601	537
Installment | Boat lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Boat lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	297	80
Installment | Boat lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	101	29
Installment | Recreational vehicle lending
Collateral-dependent Loans by Class [Abstract]
Loans	270,673	234,745
Accrued interest excluded from total	648	546
Installment | Recreational vehicle lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Recreational vehicle lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	30	121
Installment | Recreational vehicle lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	11	44
Installment | Other
Collateral-dependent Loans by Class [Abstract]
Loans	106,452	98,920
Accrued interest excluded from total	235	217
Installment | Other | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	6	0
Installment | Other | Other
Collateral-dependent Loans by Class [Abstract]
Loans	128	70
Installment | Other | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses	$ 47	$ 25